Financial Risk Management (Details 2) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial risk management [Line Items]
Trade Receivables	₨ 12,648	₨ 10,916
Less than 365 days [Member] | Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade Receivables	12,100	10,588
More than 365 days [Member] | Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade Receivables	₨ 548	₨ 328